Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Derivatives [Abstract]
Schedule of Derivative Assets and Liabilities

The details of derivative assets are as follows:

	At December 31
In thousands of USD	2025	2024
Capped call instrument (a)	31,857	-
Balance at end of the year	31,857	-

The details of derivative liabilities are as follows:

	At December 31
In thousands of USD	2025	2024
Tether warrants (b)	-	66,803
August 2024 convertible senior notes (c)	-	228,932
November 2024 convertible senior notes (d)	94,721	468,204
June 2025 convertible senior notes (e)	208,039	-
November 2025 convertible senior notes (f)	198,325	-
Balance at end of the year	501,085	763,939

(a)	Capped call instrument

In November 2025, the Group entered into capped call instrument arrangement with certain financial institutions in connection with the issuance of the November 2025 convertible senior notes with the objective of hedging against the effect of shareholder dilution upon the exercise of the embedded conversion feature of the convertible senior notes, subject to a cap. The Group paid a total premium of US$35.4 million for the capped call instrument, which was recorded as the fair value of the capped call instrument at the issuance date, November 12, 2025.

Pursuant to the arrangement, the strike price of the capped call instrument is US$17.77 per Class A ordinary share, which was determined based on the initial conversion price of the November 2025 convertible senior notes. The cap price of the capped call instrument is US$27.88 per Class A ordinary share, representing 100% increase from the Group’s last reported sale price of Class A ordinary shares on the pricing date, November 12, 2025 of the November 2025 convertible senior notes. The capped call instrument are generally expected to settle in net shares, although the Group may elect cash or a combination of cash and shares, subject to the terms of the arrangement.

The capped call instrument are accounted for as derivative instruments and measured at fair value at the issuance date and subsequently remeasured at each reporting date, with changes in fair value recognized in the profit or loss. For the year ended December 31, 2025, the Group recognized a loss on changes in fair value of derivative asset of approximately US$3.5 million.

(b)	Tether warrants

In May 2024, the Group entered into a subscription agreement with Tether International Limited (“Tether”). Pursuant to the agreement, the Group agreed to issue and sell to Tether (i) 18,587,360 Class A ordinary shares and (ii) a warrant to purchase up to 5,000,000 Class A ordinary shares at an exercise price of US$10.00 per share (the “Tether Warrant”), for a total consideration of US$100,000,000. The warrant includes repricing adjustments for offerings at a price lower than the existing exercise price of the warrant and as a result, the Group has the obligation to issue a variable number of shares for a fixed total consideration upon exercise of the warrants.

The warrants are accounted for as derivative instruments and measured at fair value at the issuance date and subsequently remeasured at each reporting date, with changes in fair value recognized in the profit or loss. The fair value of the warrant derivative was determined using the binomial model, with the assistance of an independent valuation specialist. Inputs to the model include assumptions about the expected volatility of the Group’s stock, the expected life of the warrants, the risk-free interest rate, and other factors.

In May 2025, the derivative liability related to the Tether Warrant was extinguished upon exercise, with the exercise price adjusted to US$9.64 per share as a result of the repricing adjustments by issuance of 5,186,627 Class A ordinary shares to Tether. The carrying amount of approximately US$24.2 million included in the liabilities was derecognized.

(c)	Embedded derivative for August 2024 convertible senior notes

In connection with the issuance of the August 2024 convertible senior notes, the Group recognized a derivative liability related to the embedded conversion feature. See Note 16 for further details on the accounting treatment of the convertible notes and associated derivative liability.

During the years ended December 31, 2025 and 2024, the August 2024 convertible senior notes underwent conversions, exchanges and redemptions, pursuant to which, the corresponding derivative liabilities associated with the embedded conversion features, amounting to approximately US$111.0 million and US$85.8 million, respectively, were derecognized. As a result, the derivative liabilities have been fully extinguished.

(d)	Embedded derivative for November 2024 convertible senior notes

In connection with the issuance of the November 2024 convertible senior notes, the Group recognized a derivative liability related to the embedded conversion feature. See Note 16 for further details on the accounting treatment of the convertible notes and associated derivative liability.

During the year ended December 31, 2025, the November 2024 convertible senior notes underwent repurchase, pursuant to which, the corresponding derivative liabilities associated with the embedded conversion features, amounting to approximately US$86.4 million were derecognized.

(e)	Embedded derivative for June 2025 convertible senior notes

In connection with the issuance of the June 2025 convertible senior notes, the Group recognized a derivative liability related to the embedded conversion feature. See Note 16 for further details on the accounting treatment of the convertible notes and associated derivative liability.

(f)	Embedded derivative for November 2025 convertible senior notes

In connection with the issuance of the November 2025 convertible senior notes, the Group recognized a derivative liability related to the embedded conversion feature. See Note 16 for further details on the accounting treatment of the convertible notes and associated derivative liability.

Schedule of Model Incorporates the Following Key Inputs and Assumptions

The fair value of the capped call instrument was determined using binomial model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions on the measurement date:

Year ended December 31, 2025
Share price	11.21
Dividend yield (%)	-
Expected volatility (%)	110% - 131%
Risk-free interest rate (%)	3.81%

The fair value of the derivative liability was determined using a binomial model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions on the respective measurement dates:

Years ended December 31,
	2025	2024
Share price	9.84 - 16.92	6.73 - 21.67
Dividend yield (%)	-	-
Expected volatility (%)	110% - 118%	123% - 126%
Risk-free interest rate (%)	3.60% - 4.05%	3.70% - 4.36%

The fair value of the derivative liability was determined using a binomial model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions on the respective measurement dates:

Years ended December 31,
	2025	2024
Share price	10.17 - 11.21	11.16 - 21.67
Dividend yield (%)	-	-
Expected volatility (%)	108% - 109%	124% - 125%
Risk-free interest rate (%)	3.63% - 3.65%	4.17% - 4.38%

The fair value of the derivative liability was determined using a binomial model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions on the respective measurement dates:

Year ended December 31, 2025
Share price	10.91 – 11.21
Dividend yield (%)	-
Expected volatility (%)	119% - 122%
Risk-free interest rate (%)	3.78% - 4.01%

The fair value of the derivative liability was determined using a binomial model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions on the respective measurement dates:

Year ended December 31, 2025
Share price	10.63 - 11.21
Dividend yield (%)	-
Expected volatility (%)	121%
Risk-free interest rate (%)	3.81% - 3.82%

Schedule of Value of the Warrant Derivative

The following table provides the inputs used in the model for determining the value of the warrant derivative on the respective measurement dates:

	Years ended December 31,
	2025	2024
Share price	14.30	5.82 - 21.67
Dividend yield (%)	-	-
Expected volatility (%)	94%	116% - 136%
Risk-free interest rate (%)	4.35%	4.28% - 5.19%